Loss before taxation - Other items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other items
Cost of inventories (note 16)	$ 57,442,036	$ 52,701,330	$ 10,412,753
Depreciation of (note 11)
- property, plant and equipment#	3,899,721	2,745,549	708,637
- right-of-use assets#	2,087,167	1,542,566	583,835
Amortization of intangible assets# (note 12)	1,556,091	3,058,527	1,133,564
Restructuring costs in relation to diagnostic business	30,378,741	0	0
Write-off on property, plant and equipment	268,226	476,431
Auditor's remuneration	1,439,617	1,221,439	566,553
Miscellaneous laboratory charges	268	13,953	12,892
impairment of intangible assets [Member]
Depreciation of (note 11)
Restructuring costs in relation to diagnostic business	19,109,580	0	0
impairment of goodwill [Member]
Depreciation of (note 11)
Restructuring costs in relation to diagnostic business	3,272,253	0	0
impairment losses on property, plant and equipment [Member]
Depreciation of (note 11)
Restructuring costs in relation to diagnostic business	4,447,610	0	0
write-off of prepayment [Member]
Depreciation of (note 11)
Restructuring costs in relation to diagnostic business	3,549,298	0	0
Direct costs
Depreciation of (note 11)
Total depreciation and amortization charges	1,892,036	1,182,134	462,809
Research and development expenses
Depreciation of (note 11)
Total depreciation and amortization charges	340,690	145,876	63,162
Administrative and other operating expenses
Depreciation of (note 11)
Total depreciation and amortization charges	5,310,253	6,018,632	1,900,065
Total Depreciation And Amortization Charges [Member]
Depreciation of (note 11)
Total depreciation and amortization charges	$ 7,542,979	$ 7,346,642	$ 2,426,036